Inventories - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of inventories [abstract]
Inventories, excluding contract work in progress, recognized as expense	kr 58,901	kr 63,386
Inventory obsolescence allowances	kr 2,425	kr 2,412	kr 2,555	kr 2,326